Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued operations, net of tax	$ 0	$ 0	$ (86)	$ 0	$ 0	$ (86)	$ (562)
Income (loss) from discontinued operations, net of tax	$ 0	$ (242)	$ 0	$ 0	$ 0	(242)	579
Thermax and Raydex [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from the sales of discontinued operations								$ 265,600
Gain/(loss) on disposal of discontinued operations, before income tax							(900)	211,600
Gain/(loss) on disposal of discontinued operations, net of tax							(600)	$ 124,700
Trapeze [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued operations, before income tax						(200)			$ 88,300
Gain/(loss) on disposal of discontinued operations, net of tax						(100)	$ 600		44,800
Sale price for business									$ 152,100
Escrow receivable collected						3,500
Income (loss) from discontinued operations, net of tax						$ (200)